UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Metropolitan Capital Advisors, Inc.
Address:                   660 Madison Avenue, 20th Floor
                           New York, NY 10021


Form 13F File Number:      028-10700


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Karen Finerman
Title:    President
Phone:    (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                New York, NY                 11/14/06
-------------------------    ------------------------         --------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 59

Form 13F Information Table Value Total:                 $365,005
                                                        (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

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
                           FORM 13F INFORMATION TABLE
         Name of Reporting Manager: Metropolitan Capital Advisors, Inc.

Column 1                   Column 2   Column 3   Column 4       Column 5            Column 6       Column 7         Column 8

                            Title
                              of       CUSIP       Value       Amount and           Investment      Other         Voting Authority
Name of Issuer              Class      Number     ($1,000)   Type of Security       Discretion     Managers           (Shares)
                                                           Shares or
                                                           Principal   SH/   PUT/
                                                            Amount     PRN   CALL                              Sole    Shared  None
3M Company                 COM         88579Y101   8,201    110,200    SH          SHARED-DEFINED             110,200
Alliance One Intl          COM         018772103   1,049    255,800    SH          SHARED-DEFINED             255,800
Altria Group Inc.          COM         02209S103  16,933    221,200    SH          SHARED-DEFINED             221,200
American Express           COM         025816109  15,329    273,350    SH          SHARED-DEFINED             273,350
B.F. Goodrich & Co         COM         382388106   1,259     31,080    SH          SHARED-DEFINED              31,080
Bank of America            COM         060505104  11,628    217,055    SH          SHARED-DEFINED             217,055
Bennett Environmental      COM         081906109     746    667,000    SH          SHARED-DEFINED             667,000
Blockbuster Inc.           CL B        093679207   5,581  1,580,900    SH          SHARED-DEFINED           1,580,900
Boston Scientific Corp     COM         101137107   4,508    304,801    SH          SHARED-DEFINED             304,801
Capital One Financial Corp COM         14040H105   5,341     67,900    SH          SHARED-DEFINED              67,900
Cemex SA                   SPON ADR 5  151290889   6,175    205,300    SH          SHARED-DEFINED             205,300
                           ORD
Chemtura Corporation       COM         163893100   3,960    456,800    SH          SHARED-DEFINED             456,800
Citigroup Inc.             COM         172967101   8,009    161,250    SH          SHARED-DEFINED             161,250
Commscope Inc.             COM         203372107   1,857     56,500    SH          SHARED-DEFINED              56,500
Conseco Inc.               COM NEW     208464883   9,404    448,000    SH          SHARED-DEFINED             448,000
Cyberonics Inc.            COM         23251P102  32,331  1,844,312    SH          SHARED-DEFINED           1,844,312
Dollar Thrifty Automotive  COM         256743105   2,665     59,800    SH          SHARED-DEFINED              59,800
Dynegy Inc.                COM         26876Q101   4,435    800,500    SH          SHARED-DEFINED             800,500
Eagle Materials Inc.       COM         26969P108   2,873     85,300    SH    PUT   SHARED-DEFINED              85,300
EnCana Corp                COM         292505104   1,121     24,100    SH          SHARED-DEFINED              24,100
Energy Partners Ltd.       COM         29270U105   2,564    104,000    SH    PUT   SHARED-DEFINED             104,000
Energy Partners Ltd.       COM         29270U105   1,491     60,500    SH          SHARED-DEFINED              60,500
Fibertower Corp            COM         31567R100   2,722    288,000    SH          SHARED-DEFINED             288,000
First Acceptance Corp      COM         25388K104   5,073    441,500    SH          SHARED-DEFINED             441,500
First Data  Corp           COM         319963104   5,838    139,000    SH          SHARED-DEFINED             139,000
Flowserve Corp             COM         34354P105  11,241    222,200    SH          SHARED-DEFINED             222,200
Foot Locker                COM         344849104   5,560    220,200    SH          SHARED-DEFINED             220,200
Gap Inc.                   COM         364760108   4,563    240,800    SH          SHARED-DEFINED             240,800
Gap Inc.                   COM         364760108   1,044     55,100    SH    CALL  SHARED-DEFINED              55,100
Gap Inc.                   COM         364760108   3,629    191,500    SH    PUT   SHARED-DEFINED             191,500
General Electric Co.       COM         35687M107  12,246    346,900    SH          SHARED-DEFINED             346,900
Golar LNG Ltd              SHS         G9456A100   5,491    420,800    SH          SHARED-DEFINED             420,800
Hanesbrands Inc.           COM         410345102   1,904     84,600    SH          SHARED-DEFINED              84,600
Hospira Inc.               COM         441060100   2,271     59,350    SH          SHARED-DEFINED              59,350
Hudson City Bancorp Inc    COM         443683107   1,909    144,100    SH          SHARED-DEFINED             144,100
Illinois Tool Works        COM         452308109   1,931     43,000    SH          SHARED-DEFINED              43,000
J. P. Morgan               COM         46625H100   6,828    145,405    SH          SHARED-DEFINED             145,405
Johnson & Johnson          COM         478160104   3,864     59,500    SH          SHARED-DEFINED              59,500
Lear Corp                  COM         521865105   6,017    290,700    SH          SHARED-DEFINED             290,700

Microsoft Corp             COM         594918104   8,708    318,400    SH          SHARED-DEFINED             318,400
Microsoft Corp             COM         594918104  28,417  1,039,000    SH    CALL  SHARED-DEFINED           1,039,000
Mueller Water Products Inc COM SER A   624758108   2,354    161,100    SH          SHARED-DEFINED             161,100
Nisource Inc               COM         65473P105     817     37,600    SH          SHARED-DEFINED              37,600
Northrop Grumman Corp      COM         666807102   3,090     45,400    SH          SHARED-DEFINED              45,400
Procter & Gamble Co.       COM         742718109   2,647     42,700    SH          SHARED-DEFINED              42,700
Procter & Gamble Co.       COM         742718109  10,791    174,100    SH    CALL  SHARED-DEFINED             174,100
PW Eagle Inc.              COM         69366Y108   2,674     89,100    SH          SHARED-DEFINED              89,100
Regions Financial Corp.    COM         7591EP100   1,472     40,000    SH          SHARED-DEFINED              40,000
Rockwood Holdings Inc.     COM         774415103   6,042    302,400    SH          SHARED-DEFINED             302,400
SEACOR Holdings            COM         811904101   4,208     51,000    SH          SHARED-DEFINED              51,000
St Paul Travelers Cos. Inc COM         792860108   5,955    127,000    SH          SHARED-DEFINED             127,000
Stone Energy Corp          COM         861642106   2,064     51,000    SH          SHARED-DEFINED              51,000
Transdigm Group            COM         893641100   5,519    226,000    SH          SHARED-DEFINED             226,000
Tyco International Ltd.    COM         902124106  24,125    861,900    SH          SHARED-DEFINED             861,900
Tyco International Ltd.    COM         902124106   2,648     94,600    SH    CALL  SHARED-DEFINED              94,600
UnionBanCal Corp           COM         908906100   3,057     50,200    SH          SHARED-DEFINED              50,200
Vodafone Airtouch PLC      COM         92857W100     466     20,387    SH          SHARED-DEFINED              20,387
Wal-Mart                   COM         931142103  13,090    265,400    SH          SHARED-DEFINED             265,400
Walter Industries Inc      COM         93317Q105   7,271    170,350    SH          SHARED-DEFINED             170,350


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